Reporting Entity (Description of the Controlling Company) - Summary of the Company's Shareholders (Details) - shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of shareholders information [Line Items]
Number of shares	641,964,077	641,964,077	641,964,077
Percentage of ownership	100.00%
The Government of the Republic of Korea
Disclosure of shareholders information [Line Items]
Number of shares	116,841,794
Percentage of ownership	18.20%
Korea Development Bank (KDB)
Disclosure of shareholders information [Line Items]
Number of shares	211,235,264
Percentage of ownership	32.90%
Foreign investors
Disclosure of shareholders information [Line Items]
Number of shares	88,959,339
Percentage of ownership	13.86%
Other
Disclosure of shareholders information [Line Items]
Number of shares	224,927,680
Percentage of ownership	35.04%